Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Commitments & Contingencies
12. Commitments and Contingencies
Leases
The Company has operating leases for its real estate across multiple states. The operating leases have remaining lease terms of approximately 1.0 year as of September 30, 2023 and consist primarily of office space.
The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate to discount remaining lease payments.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties.
The Company’s existing leases contain escalation clauses and renewal options. The Company is not reasonably certain that renewal options will be exercised upon expiration of the initial terms of its existing leases. Prior to adoption of ASU
2016-02
effective January 1, 2022, the Company accounted for operating lease transactions by recording lease expense on a straight-line basis over the expected term of the lease.
The Company entered into a sublease which it has identified as an operating lease prior to the adoption of ASC 842 Leases. The Company remains the primary obligor to the head lease lessor, making rental payments directly to the lessor and separately billing the sublessee. The sublease is subordinate to the master lease, and the sublessee must comply with all applicable terms of the master lease. The Company subleased the real estate to a third-party at a monthly rental payment amount that was less than the monthly cost that it pays on the headlease with the lessor.
In evaluating long-lived assets for recoverability, the Company calculated the fair value of the sublease using its best estimate of future cash flows expected to result from the use of the asset. When undiscounted cash flows to be generated through the sublease is less than the carrying value of the underlying asset, the asset is deemed impaired. If it is determined that assets are impaired, an impairment loss is recognized for the amount that the asset’s book value exceeds its fair value. Based on the expected future cash flows, the Company recognized an impairment loss upon adoption of ASC 842 Leases of $303,327. The impairment loss was recorded to impairment loss on lease on the consolidated statement of operations for the nine months ended September 30, 2022.
The components of lease expense, are as follows:

	For the Nine Months Ended September 30,
Components of lease expense:	2023	2022
Operating lease cost	$151,282	$141,447
Lease impairment cost	—	303,327
Sublease income	(153,248)	(126,992)

Total lease (income) cost	$(1,966)	$317,782

Supplemental cash flow information related to leases are as follows:

	For the Nine Months Ended September
Supplemental cash flow information:	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$129,705	$111,048
Non-cash impairment of right to use assets (operating cash flow)	—	(303,327)
Change in lease liabilities (operating cash flow)	(211,204)	(176,664)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$762,603
Supplemental balance sheet information related to leases was as follows:

Operating leases:	September 30, 2023	December 31, 2022
Operating lease right-of-use assets	$177,553	$307,258
Operating lease liability, current	305,450	284,963
Operating lease liability, long-term	2,352	234,043

Total operating lease liabilities	$307,802	$519,006

Weighted-average remaining lease term:	September 30, 2023	December 31, 2022
Operating leases (in years)	1.01	1.76

Weighted-average discount rate:	September 30, 2023	December 31, 2022
Operating leases	6.75%	6.74%
Future minimum lease payments under
non-cancellable
lease as of September 30, 2023, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2023	$78,546
2024	240,818

Total undiscounted cash flows	319,364

Less discounting	(11,562)

Present value of lease liabilities	$307,802

15. Commitments and Contingencies
Leases
The Company has operating leases for its real estate across multiple states. The operati ng
leases have remaining lease terms of approximately 1.8 years as of December 31, 2022 and consist primarily of office space. As discussed above, the Company adopted the provisions of ASU
2016-02
effective January 1, 2022, using a modified retrospective approach at the beginning of the year of adoption.
The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate to discount remaining lease payments.
Leases with an initial term of twelve months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties.
The Company’s existing leases contain escalation clauses and renewal options. The Company is not reasonably certain that renewal options will be exercised upon expiration of the initial terms of its existing leases. Prior to adoption of ASU
2016-02
effective January 1, 2022, the Company accounted for operating lease transactions by recording lease expense on a straight-line basis over the expected term of the lease.
The Company entered into a sublease which it has identified as an operating lease prior to the adoption of ASC 842
Leases
. The Company remains the primary obligor to the head lease lessor, making rental payments directly to the lessor and separately billing the sublessee. The sublease is subordinate to the master lease, and the sublessee must comply with all applicable terms of the master lease. The Company subleased the real estate to a third-party at a monthly rental payment amount that was less than the monthly cost that it pays on the headlease with the lessor. In evaluating long-lived assets for recoverability, the Company calculated the fair value of the sublease using its best estimate of future cash flows expected to result from the use of the asset. When undiscounted cash flows to be generated through the sublease is less than the carrying value of the underlying asset, the asset is deemed impaired. If it is determined that assets are impaired, an impairment loss is recognized for the amount that the asset’s book value exceeds its fair value. Based on the expected future cash flows, the Company recognized an impairment loss upon adoption of ASC 842
Leases
of $303,327. The impairment loss was recorded to impairment loss on lease on the consolidated statement of operations for the year ended December 31, 2022.

The components of lease expense, are as follows:

Components of lease expense:	For the Year Ended December 31, 2022
Operating lease cost	$191,483
Short-term lease cost	—
Lease impairment cost	303,327
Sublease income	(177,588)

Total lease cost	$317,222

Supplemental cash flow information related to leases are as follows:

Supplemental cash flow information:	For the Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$152,018
Non-cash impairment of right to use assets (operating cash flow)	(303,327)
Change in lease liabilities (operating cash flow)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	762,603
Supplemental balance sheet information related to leases was as follows:

Operating leases:	As of December 31, 2022
Operating lease right-of-use assets	$307,258

Operating lease liability, current	284,963
Operating lease liability, long-term	234,043

Total operating lease liabilities	$519,006

Weighted-average remaining lease term:	As of December 31, 2022
Operating leases (in years)	1.76

Weighted-average discount rate:	As of December 31, 2022
Operating leases	6.74%

The Company adopted ASC 842
Leases
by applying the guidance at adoption date, January 1, 2022. Prior to January 1, 2022, the Company applied ASC 840
Leases
. There was no impact of adoption as of the December 31, 2021. Future minimum lease payments under non-cancellable
lease as of December 31, 2022, are as follows:

Maturities of lease liabilities:
Year Ending December 31, 2023	$311,327
2024	240,818

Total undiscounted cash flows	552,145

Less discounting	(33,139)

Present value of lease liabilities	$519,006

In addition, the Company recognized lease expense under ASC 840
Leases
of $285,219 during the year ended December 31, 2021. There are no contingent rental amounts due to the lessors. Future minimum lease payments under non-cancellable
leases as of December 31, 2021 were as follows:

Future minimum lease payments:
Year Ending December 31, 2022	$276,888
2023	283,549
2024	217,096

Total future minimum payments	$777,533

7GC Co Holdings INC [Member]
Loss Contingencies [Line Items]
Commitments & Contingencies
Note 5-Commitments & Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
The representative of the underwriters is entitled to registration rights pursuant to the Fee Reduction Agreement (as defined below). Pursuant to the Fee Reduction Agreement, as soon as practicable but no later than thirty (30) days following consummation of the Banzai Business Combination, the Company is required, at its expense, to file a registration statement on Form
S-1
with the SEC to register the
re-sale
of the Cantor Fee Shares (as defined below) by the representative on customary terms for a transaction of this type.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $4.6 million in the aggregate. In addition, the representative of the underwriters is entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Public Offering, or approximately $8.1 million. Under the underwriting agreement, the deferred fee would become payable to the representative of the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms thereof. On November 8, 2023, the representative of the underwriters entered into a fee reduction agreement
,
(as amended, the “Fee Reduction Agreement”), pursuant to which it has agreed to forfeit $4,050,000 of the aggregate of $8,050,000 of deferred underwriting fees payable (the “Original Deferred Fee”), resulting in a remainder of $4,000,000 of deferred underwriting fees payable (the “Reduced Deferred Fee”) by the Company to the representative upon closing of the Banzai Business Combination (the “Fee Reduction”). Pursuant to the Fee Reduction Agreement, the Reduced Deferred Fee will be payable in the form of

a
number of
shares of Class A common stock equal to the greater of (a)
400,000
or (b) the quotient obtained by dividing (x) the Reduced Deferred Fee by (y) the dollar volume-weighted average price for the shares of Class A common stock on Nasdaq, over the five trading days immediately preceding the date of the initial filing of a resale registration statement on Form
S-1,
as reported by Bloomberg through its “AQR” function (as adjusted for any stock dividend, split, combination, recapitalization or other similar transaction, the “Cantor Fee Shares”). The Cantor Fee Shares will be issuable following the closing of the Banzai Business Combination upon (or immediately prior to) initial filing of a resale registration statement on Form
S-1
by the Company covering the Cantor Fee Shares (which the Company will be required to file as soon as practicable but no later than thirty (30) days following the closing of the Banzai Business Combination), in accordance with the terms of the Fee Reduction Agreement.
Non-redemption
Agreement
On June 16, 2023 the Company and the Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) with certain unaffiliated third parties (the “Holders”) in exchange for the Holders agreeing either not to request redemption, or to reverse any previously submitted redemption demand with respect to an aggregate of
3,172,000
shares of Class A common stock, par value $
0.0001
per share (the “Class A common stock”), of the Company sold in its Initial Public Offering, in connection with the Second Meeting to, among other things, approve the Second Extension Amendment to extend the date by which the Company must (i) consummate an initial business combination, (ii) cease all operations except for the purpose of winding up, and (iii) redeem or repurchase
100
% of its Class A common stock included as part of the units sold in the IPO, from June 28, 2023 to December 28, 2023. In consideration of the foregoing agreements, immediately prior to, and substantially concurrently with, the closing of an initial Business Combination, (i) the Sponsor (or its designees) will surrender and forfeit to the Company for no
consideration an aggregate of
396,500
shares of the Company’s Class B common stock, par value $
0.0001
per share, held by the Sponsor (the “Forfeited Shares”) and (ii) the Company shall issue to the Holders a number of shares of Class A common stock equal to the number of Forfeited Shares. The Company estimated the aggregate fair value of the
396,500
shares of Class B common stock attributable to the Holders to be $
372,710
or $
0.94
per share. The excess of the fair value of the shares of Class B common stock was determined to be a cost associated with completing a Business Combination and a capital contribution from a related entity under SAB Topic 5T.
Risks and Uncertainties
Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. This market volatility could adversely affect the Company’s ability to complete a Business Combination. In response to the conflict between nations, the United States and other countries have imposed sanctions or other restrictive actions against certain countries. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a business combination and the value of the Company’s securities.
Management continues to evaluate the impact of these types of risks and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal
1
% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally
1
% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. In order to mitigate the current uncertainty surrounding the implementation of the IR Act, the Sponsor, or a designee, agreed to indemnify the Company for any excise tax liabilities with respect to any future redemptions that occur after December 31, 2022 and prior to or in connection with a Business Combination or liquidation of the Company. The foregoing would mitigate a potential reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. On July 3, 2023, the Company’s stockholders redeemed 1,747,139 shares of common stock for a total of $18,443,646. The Company evaluated the classification and accounting of the excise tax related to these stock redemptions under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset, or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of September 30, 2023 and determined that a contingent liability should be calculated and recorded. As of September 30, 2023, an amount of $
184,436
non-cash excise tax due on the shares of Class A common stock redeemed has been captured under accumulated deficit in Unaudited Condensed Consolidated statements of Changes in Common Stock Subject to Possible Redemption and Stockholder’s Deficit.

Note
5-Commitments &
Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $4.6 million in the aggregate. In addition, the representative of the underwriters is entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Public Offering, or approximately $8.1 million. The deferred fee will become payable to the representative of the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the continuing conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a business combination and the value of the Company’s securities.
Management continues to evaluate the impact of these types of risks and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. In order to mitigate the current uncertainty surrounding the implementation of the IR Act, the Sponsor, or a designee, agreed to indemnify the Company for any excise tax liabilities with respect to any future redemptions that occur after December 31, 2022 and prior to or in connection with a Business Combination or liquidation of the Company. The foregoing would mitigate a potential reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.